Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Select Technology ETF
FIRST QUARTER REPORT
January 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Select Technology ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Select Technology ETF | 2025
Notes to Portfolio of Investments
Common Stocks 97 .4%
Issuer Shares Value ($)
Information Technology  97.4%
Semiconductors & Semiconductor Equipment 93.6%
Advanced Micro Devices, Inc.
(a)
7,176 832,057
Analog Devices, Inc. 7,386 1,565,019
Applied Materials, Inc. 8,186 1,476,345
ARM Holdings PLC ADR
(a)
4,439 708,242
ASML Holding NV 2,012 1,487,492
Broadcom, Inc. 32,748 7,246,150
GLOBALFOUNDRIES, Inc.
(a)
3,961 164,263
Intel Corp. 8,267 160,628
KLA Corp. 2,091 1,543,660
Lam Research Corp. 30,121 2,441,307
Marvell Technology, Inc. 14,466 1,632,633
Microchip Technology, Inc. 13,703 744,073
Micron Technology, Inc. 9,358 853,824
MKS Instruments, Inc. 802 90,851
Monolithic Power Systems, Inc. 1,578 1,005,770
NVIDIA Corp. 54,821 6,582,357
NXP Semiconductors NV 5,722 1,193,323
ON Semiconductor Corp.
(a)
11,214 586,941
Qorvo, Inc.
(a)
1,637 135,838
QUALCOMM, Inc. 7,199 1,244,923
Silicon Laboratories, Inc.
(a)
871 118,099
Skyworks Solutions, Inc. 852 75,623
Common Stocks (continued)
Issuer Shares Value ($)
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 9,087 1,902,091
Teradyne, Inc. 6,402 741,288
Texas Instruments, Inc. 1,801 332,483
Total 34,865,280
Software 3.5%
Cadence Design Systems, Inc.
(a)
1,931 574,704
Synopsys, Inc.
(a)
1,324 695,736
Total 1,270,440
Technology Hardware, Storage & Peripherals 0.3%
Western Digital Corp.
(a)
1,741 113,391
Total Information Technology 36,249,111
Total Common Stocks
(Cost $26,885,536) 36,249,111
Money Market Funds 2 .7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.242%
(b)
1,015,147 1,015,147
Total Money Market Funds
(Cost $1,015,147) 1,015,147
Total Investments in Securities
(Cost $27,900,683) 37,264,258
Other Assets & Liabilities, Net (18,937)
Net Assets 37,245,321
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT321_10_R01_(03/25)
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